Provisions (Schedule of Composition of Provisions) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance	₪ 121	₪ 125
Provisions created in the year	21	18
Business combination	14
Provisions cancelled in the year	(18)	(22)
Balance	206	121
Non-current	30	22
Current	176	99
Dismantling and restoring sites [Member]
Disclosure of other provisions [line items]
Balance	22	20
Provisions created in the year	8	2
Business combination
Provisions cancelled in the year
Balance	30	22
Non-current	30
Current
Litigations [Member]
Disclosure of other provisions [line items]
Balance	58	63
Provisions created in the year	12	12
Business combination	3
Provisions cancelled in the year	(14)	(17)
Balance	59	58
Non-current
Current	59
Other contractual obligations [Member]
Disclosure of other provisions [line items]
Balance	41	42
Provisions created in the year	1	4
Business combination	79
Provisions cancelled in the year	(4)	(5)
Balance	117	₪ 41
Non-current
Current	₪ 117